COMMITMENTS AND CONTINGENCIES - SCHEDULE OF SUPPLEMENTAL CASH FLOW (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
COMMITMENTS AND CONTINGENCIES
Cash paid included in operating cash flows	$ 380	$ 323